Loans Payable – Related Parties	6 Months Ended
Jun. 30, 2012
Due to Related Parties [Abstract]
Loans Payable – Related Parties

NOTE 3 – LOANS PAYABLE – RELATED PARTIES

The Company received advances totaling $102,000 during the six months ended June 30, 2012. These advances are due upon demand, unsecured, and carry 0% interest.